Fair Value of Investments - Summary of the Plan's Assets at Fair Value (Detail) - EBP 007 [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value	$ 7,287,940,409	$ 6,344,320,697
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value	313,573,620	259,372,897
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value	6,974,366,789	6,084,947,800
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value	0	0
Collective Trust Funds
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value	6,974,366,789	6,084,947,800
Collective Trust Funds | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value	0	0
Collective Trust Funds | Level 2
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value	6,974,366,789	6,084,947,800
Collective Trust Funds | Level 3
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value	0	0
Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value	262,752,980	220,551,271
Common Stock | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value	262,752,980	220,551,271
Common Stock | Level 2
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value	0	0
Common Stock | Level 3
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value	0	0
Self-Directed Brokerage Fund
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value	50,820,640	38,821,626
Self-Directed Brokerage Fund | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value	50,820,640	38,821,626
Self-Directed Brokerage Fund | Level 2
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value	0	0
Self-Directed Brokerage Fund | Level 3
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value	$ 0	$ 0